Other Non-Current Asset	12 Months Ended
Dec. 31, 2020
Other Non-current Assets
Other Non-current Assets

9.    Other Non-current Assets

Other Non-Current Assets mainly include held-to-maturity debt securities, investment in convertible bonds, and equity method investments.

Held-to-maturity debt securities mainly represent the time deposits made in financial institutions that the Group has positive intent and ability to hold to maturity. As of December 31, 2019 and 2020, the carrying amount for the investments, net of allowance for credit losses, was nil and RMB4,315,096 (US$661,317), respectively. As of December 31, 2019 and 2020, the allowance for credit losses was nil and RMB6,343 (US$972), respectively. The gross unrecognized holding gain or loss on the investments was nil and nil as of December 31, 2019 and 2020, respectively. Gains recorded on these time deposits in the consolidated statements of comprehensive loss were nil, nil and RMB66,602 (US$10,207) for the year ended December 31, 2018, 2019 and 2020, respectively.

9.    Other Non-current Assets (Continued)

The Group invested in convertible bonds issued by a third party in 2020, which is accounted for under the fair value option. As of December 31, 2020, the fair value was RMB1,388,916 (US$212,861). Unrealized gains recorded on these convertible bonds in the consolidated statements of comprehensive loss was RMB88,928 (US$13,629) for the year ended December 31, 2020.

Equity method investments consist of the Group’s investments as a limited partner in certain limited partnership funds, including funds set up by the Company’s related parties, to make strategic investments. As of December 31, 2019 and 2020, the carrying amount for the investments was RMB433,649 and RMB1,135,141 (US$173,968), respectively. No equity method investments were considered, individually or in aggregate, material as of December 31, 2019 and 2020. During the year ended December 31, 2018, 2019 and 2020, the Group shared the profits of the equity investees and recognized nil, RMB28,676 and RMB83,654 (US$12,821) in share of results of equity investees in the consolidated statements of comprehensive loss, respectively. There was no impairment on these investments during the year ended December 31, 2019 and 2020.